Document and Entity Information	Aug. 05, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 05, 2024
Entity Registrant Name	Aon plc
Entity Incorporation State Country Code	L2
Entity File Number	1-7933
Entity Tax Identification Number	98-1539969
Entity Address Address Line 1	Metropolitan Building
Entity Address Address Line 2	James Joyce Street
Entity Address City Or Town	Dublin 1
Entity Address Country	IE
Entity Address Postal Zip Code	D01 K0Y8
Country Region	353
City Area Code	1
Local Phone Number	266 6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000315293
Class A Ordinary Shares $0.01 nominal value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares $0.01 nominal value
Trading Symbol	AON
Security Exchange Name	NYSE
Guarantees of Aon plc’s 3.875% Senior Notes due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 3.875% Senior Notes due 2025
Trading Symbol	AON25
Security Exchange Name	NYSE
Guarantees of Aon plc’s 2.875% Senior Notes due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 2.875% Senior Notes due 2026
Trading Symbol	AON26
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.850% Senior Notes due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.850% Senior Notes due 2027
Trading Symbol	AON27
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.’s 5.125% Senior Notes due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon North America, Inc.’s 5.125% Senior Notes due 2027
Trading Symbol	AON27B
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.’s 5.150% Senior Notes due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon North America, Inc.’s 5.150% Senior Notes due 2029
Trading Symbol	AON29
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.050% Senior Notes due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.050% Senior Notes due 2031
Trading Symbol	AON31
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.600% Senior Notes due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.600% Senior Notes due 2031
Trading Symbol	AON31A
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.’s 5.300% Senior Notes due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon North America, Inc.’s 5.300% Senior Notes due 2031
Trading Symbol	AON31B
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 5.000% Senior Notes due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 5.000% Senior Notes due 2032
Trading Symbol	AON32
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 5.350% Senior Notes due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 5.350% Senior Notes due 2033
Trading Symbol	AON33
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.’s 5.450% Senior Notes due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon North America, Inc.’s 5.450% Senior Notes due 2034
Trading Symbol	AON34
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.250% Senior Notes due 2042 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.250% Senior Notes due 2042
Trading Symbol	AON42
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.450% Senior Notes due 2043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.450% Senior Notes due 2043
Trading Symbol	AON43
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.600% Senior Notes due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.600% Senior Notes due 2044
Trading Symbol	AON44
Security Exchange Name	NYSE
Guarantees of Aon plc’s 4.750% Senior Notes due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.750% Senior Notes due 2045
Trading Symbol	AON45
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.900% Senior Notes due 2051 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.900% Senior Notes due 2051
Trading Symbol	AON51
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc’s 3.900% Senior Notes due 2052 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdingsplc’s 3.900% Senior Notes due 2052
Trading Symbol	AON52
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.’s 5.750% Senior Notes due 2054 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon North America, Inc.’s 5.750% Senior Notes due 2054
Trading Symbol	AON54
Security Exchange Name	NYSE